EV CLASSIC TAX-MANAGED GROWTH FUND
                       EV MARATHON TAX-MANAGED GROWTH FUND
                     EV TRADITIONAL TAX-MANAGED GROWTH FUND

                SUPPLEMENT TO PROSPECTUSES DATED FEBRUARY 1, 1997

                        EV CLASSIC STRATEGIC INCOME FUND
                        EV MARATHON STRATEGIC INCOME FUND

                 SUPPLEMENT TO PROSPECTUSES DATED MARCH 3, 1997

1. For EV MARATHON STRATEGIC INCOME FUND, effective August 1, 1997, under the table "Shareholder and Fund Expenses" the maximum contingent deferred sales charge ("CDSC") is 5%. As a result, in the EXAMPLE section of the table the expenses paid by a shareholder would be slightly higher.

   Effective for shares purchased August 1, 1997 or thereafter, (a) sales commissions paid to Authorized Firms at the time of sale will equal 4% of the purchase price of the shares sold by such Firm and (b) the following contingent deferred charge schedule will replace the existing schedule under the section "How to Redeem Fund Shares":

                           Year of Redemption
                           After Purchase                    CDSC
                           --------------                    ----

                           First or Second                    5%
                           Third                              4%
                           Fourth                             3%
                           Fifth                              2%
                           Sixth                              1%
                           Seventh and following              0%

   No CDSC is imposed on exchanges. For purposes of calculating the CDSC upon redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege", the CDSC schedule applicable to the shares at the time of purchase will apply.

2. As of July 14, 1997, the Strategic Income Funds began investing part of their assets in the High Income Portfolio, as described in each Fund's prospectus.

3. For EV TRADITIONAL TAX-MANAGED GROWTH FUND, effective August 1, 1997, no contingent deferred sales charge will be assessed on redemptions in accounts established through a tax-free conversion of a common trust fund in which equity securities were contributed to the Fund.

4. For EV TRADITIONAL TAX-MANAGED GROWTH FUND, effective September 1, 1997, under the table "Shareholder and Fund Expenses" the Maximum Sales Charge Imposed on Purchases is 5.75%. As a result, in the EXAMPLE section of the table the expenses paid by a shareholder would be slightly higher.

5. For EV TRADITIONAL TAX-MANAGED GROWTH FUND, effective September 1, 1997, the sales charge table under "How to Buy Fund Shares" is replaced (except for the footnotes) with the following:

                                               Sales Charge          Sales Charge         Dealer Commission
                                             as Percentage of      as Percentage of       as Percentage of
Amount of Purchase                            Offering Price        Amount Invested        Offering Price
-----------------------------------------------------------------------------------------------------------

Less than $50,000                                  5.75%                 6.10%                 5.00%
$50,000 but less than $100,000                     4.75                  4.99                  4.00
$100,000 but less than $250,000                    3.75                  3.90                  3.00
$250,000 but less than $500,000                    3.00                  3.09                  2.50
$500,000 but less than $1,000,000                  2.00                  2.04                  1.75
$1,000,000 or more                                 0.00*                 0.00*                 See Below**

6. Effective November 1, 1997, the Trustees have approved a restructuring of the Funds whereby each Fund would become a separate class of the same series. It is anticipated that this restructuring will reduce Fund expenses. In connection with the restructuring, the existing "Classic" Fund will become "Class C" shares, the "Marathon" Funds will become "Class B" shares and the "Traditional" Fund will become "Class A" shares, respectively, of the following funds:

                       EATON VANCE TAX-MANAGED GROWTH FUND
                        EATON VANCE STRATEGIC INCOME FUND

The conversion to the multiple-class structure will not be a taxable transaction, change the value or cost basis of existing shareholders' investments, or change fund net asset values per share. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains than would be the case if the restructuring did not occur. This result could occur because allocation of a Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting rules of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the investment adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change would be to alter current tax obligations and tax obligations upon redemption (by the same amount).

July 31, 1997                                                         TGSI11/1PS

                     EV CLASSIC GOVERNMENT OBLIGATIONS FUND
                     EV MARATHON GOVERNMENT OBLIGATIONS FUND
                   EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 1997

1. Effective September 1, 1997, for EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND under the table "Shareholder and Fund Expenses" the Maximum Sales Charge Imposed on Purchases is 4.75%. As a result, in the EXAMPLE section of the table the expenses paid by a shareholder would be slightly higher.

2. Effective September 1, 1997, for EV TRADITIONAL GOVERNMENT OBLIGATIONS FUND the sales charge table under "How to Buy Fund Shares" is replaced (except for the footnotes) with the following:

                                               Sales Charge          Sales Charge         Dealer Commission
                                             as Percentage of      as Percentage of       as Percentage of
Amount of Purchase                            Offering Price        Amount Invested        Offering Price
-----------------------------------------------------------------------------------------------------------

Less than $25,000                                  4.75%                 4.99%                 4.50%
$25,000 but less than $100,000                     4.50                  4.71                  4.25
$100,000 but less than $250,000                    3.75                  3.90                  3.50
$250,000 but less than $500,000                    3.00                  3.09                  2.75
$500,000 but less than $1,000,000                  2.00                  2.04                  2.00
$1,000,000 or more                                 0.00*                 0.00*                See Below**

3. Effective January 1, 1998, the Trustees have approved a restructuring of the Funds whereby each Fund would become a separate class of the same series. It is anticipated that this restructuring will reduce Fund expenses. In connection with the restructuring, the existing "Classic" Fund will become "Class C" shares, the "Marathon" Fund will become "Class B" shares and the "Traditional" Fund will become "Class A" shares, respectively, of the following fund:

                     EATON VANCE GOVERNMENT OBLIGATIONS FUND

The conversion to the multiple-class structure will not be a taxable transaction, change the value or cost basis of existing shareholders' investments, or change fund net asset values per share. Likewise, the conversion will not materially change shareholder voting rights. It is possible that some shareholders could, in the future, receive different distributions of realized capital gains than would be the case if the restructuring did not occur. This result could occur because allocation of the Portfolio's current unrealized capital gains will be different under multiple-class accounting rules than has been the case under the partnership accounting rules of the current structure. The actual realization of capital gains in the future remains uncertain and depends not only on the investment adviser's decisions but also on the fluctuating market valuation of specific securities. Because capital gains distributions reduce the net asset value of a fund's shares, the effect of such a distribution change would be to alter current tax obligations and tax obligations upon redemption (by the same amount).



July 31, 1997                                                            GO1/1PS